Income tax expense - Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (364,311)	[1]	₩ (233,349)
Business combination	0		2,858
Profit or loss	28,722		(126,499)
Other comprehensive income (loss)	294,496		(7,321)		₩ (142,844)
Ending balance	(41,093)	[2]	(364,311)	[1]	(233,349)
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(648,378)	[1]	(553,360)
Business combination	0		2,858
Profit or loss	46,184		(90,555)
Other comprehensive income (loss)	294,496		(7,321)
Ending balance	(307,698)	[2]	(648,378)	[1]	(553,360)
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(328,278)	[1]	(331,679)
Business combination	0		0
Profit or loss	(12,714)		3,401
Other comprehensive income (loss)	0		0
Ending balance	(340,992)	[2]	(328,278)	[1]	(331,679)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(29,078)	[1]	(26,324)
Business combination	0		0
Profit or loss	2,498		(2,754)
Other comprehensive income (loss)	0		0
Ending balance	(26,580)	[2]	(29,078)	[1]	(26,324)
Financial assets measured at fair value
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(142,085)	[1]	(101,577)
Business combination	0		1,750
Profit or loss	83,716		(28,950)
Other comprehensive income (loss)	325,327		(13,308)
Ending balance	266,958	[2]	(142,085)	[1]	(101,577)
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	161,270	[1]	18,758
Business combination	0		0
Profit or loss	22,616		144,390
Other comprehensive income (loss)	(5,624)		(1,878)
Ending balance	178,262	[2]	161,270	[1]	18,758
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(150,786)	[1]	(151,046)
Business combination	0		7
Profit or loss	14,616		253
Other comprehensive income (loss)	0		0
Ending balance	(136,170)	[2]	(150,786)	[1]	(151,046)
Derivative asset (liability)
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(55,590)	[1]	21,005
Business combination	0		0
Profit or loss	86,234		(80,357)
Other comprehensive income (loss)	(8,995)		3,762
Ending balance	21,649	[2]	(55,590)	[1]	21,005
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	27,632	[1]	30,641
Business combination	0		0
Profit or loss	(3,202)		(3,009)
Other comprehensive income (loss)	0		0
Ending balance	24,430	[2]	27,632	[1]	30,641
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	140,864	[1]	145,494
Business combination	0		441
Profit or loss	13,852		(5,071)
Other comprehensive income (loss)	0		0
Ending balance	154,716	[2]	140,864	[1]	145,494
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	538,654	[1]	506,132
Business combination	0		209
Profit or loss	26,411		39,072
Other comprehensive income (loss)	(15,115)		(6,759)
Ending balance	549,950	[2]	538,654	[1]	506,132
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(553,907)	[1]	(507,140)
Business combination	0		0
Profit or loss	(47,067)		(47,934)
Other comprehensive income (loss)	(870)		1,167
Ending balance	(601,844)	[2]	(553,907)	[1]	(507,140)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	312,278	[1]	213,055
Business combination	0		0
Profit or loss	77,268		99,223
Other comprehensive income (loss)	0		0
Ending balance	389,546	[2]	312,278	[1]	213,055
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	88,050	[1]	80,014
Business combination	0		0
Profit or loss	(55,588)		8,036
Other comprehensive income (loss)	0		0
Ending balance	32,462	[2]	88,050	[1]	80,014
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(49,713)	[1]	(49,713)
Business combination	0		0
Profit or loss	0		0
Other comprehensive income (loss)	0		0
Ending balance	(49,713)	[2]	(49,713)	[1]	(49,713)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(337)	[1]	(401)
Business combination	0		0
Profit or loss	63		64
Other comprehensive income (loss)	0		0
Ending balance	(274)	[2]	(337)	[1]	(401)
Deemed dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	[1]	0
Business combination			0
Profit or loss			0
Other comprehensive income (loss)			0
Ending balance			0	[1]	0
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	16,618	[1]	36,818
Business combination	0		0
Profit or loss	19,496		(20,200)
Other comprehensive income (loss)	0		0
Ending balance	36,114	[2]	16,618	[1]	36,818
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(28,226)	[1]	42,817
Business combination	0		0
Profit or loss	(46,429)		(71,043)
Other comprehensive income (loss)	0		0
Ending balance	(74,655)	[2]	(28,226)	[1]	42,817
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	223,651	[1]	38,068
Business combination	0		0
Profit or loss	(91,412)		185,583
Other comprehensive income (loss)	0		0
Ending balance	132,239	[2]	223,651	[1]	38,068
Fictitious dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	16,291	[1]	1,341
Business combination	0		0
Profit or loss	446		14,950
Other comprehensive income (loss)	0		0
Ending balance	16,737	[2]	16,291	[1]	1,341
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,739	[1]	24,147
Business combination	0		0
Profit or loss	132		(22,408)
Other comprehensive income (loss)	0		0
Ending balance	1,871	[2]	1,739	[1]	24,147
Deficit carried over
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	311	[1]	0
Business combination	0		0
Profit or loss	(311)		311
Other comprehensive income (loss)	0		0
Ending balance	0	[2]	311	[1]	0
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(837,736)	[1]	(543,770)
Business combination	0		451
Profit or loss	(44,441)		(304,112)
Other comprehensive income (loss)	(227)		9,695
Ending balance	(882,404)	[2]	(837,736)	[1]	(543,770)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	284,067	[1]	320,011
Business combination	0		0
Profit or loss	(17,462)		(35,944)
Other comprehensive income (loss)	0		0
Ending balance	₩ 266,605	[2]	₩ 284,067	[1]	₩ 320,011

[1]	Deferred tax assets from overseas subsidiaries are increased by W 1,960 million due to foreign exchange rate movements.
[2]	Deferred tax assets from overseas subsidiaries are increased by W 939 million due to foreign exchange rate movements.